SHARE-BASED COMPENSATION AND EMPLOYEE SHARE PURCHASE PLAN Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 14, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense for the accelerated vesting of share-based awards associated with the Merger		$ 0	$ 41,000,000	$ 0
Employer Match Contribution	10.00%	10.00%
Maximum Annual Contribution Percentage of Pay	1.00%	1.00%
Percent of Dividends Payable	10.00%	10.00%
Employee Stock Ownership Plan (ESOP), Employer Loan to Employees, repayment period		365 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	0
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP		1.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP		10.00%
Performance Based Units (PBUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		0
Performance Based Units (PBUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Payout of Target Award, Percent		0.00%
Performance Based Units (PBUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Payout of Target Award, Percent		200.00%
Service Based Units (SBUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		0
2015 Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment awards outstanding, options		0	0
Share-based payment awards outstanding, equity instruments other than options		0	0
2017 Omnibus Plan | Performance Based Units (PBUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of PBUs or SBUs	$ 15,000,000	$ 6,000,000
Total unrecognized compensation cost	13,000,000	$ 4,000,000
Weighted average period for recognition		2 years
Share-based payment awards outstanding, equity instruments other than options		334,386	0
2017 Omnibus Plan | Service Based Units (SBUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of PBUs or SBUs	16,000,000	$ 9,000,000
Total unrecognized compensation cost	13,000,000	$ 6,000,000
Weighted average period for recognition		2 years
Share-based payment awards outstanding, equity instruments other than options		257,769	0
ITC Holdings
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Merger consideration share-based compensation awards					$ 45.72
Expense for the accelerated vesting of share-based awards associated with the Merger		$ 0	$ 41,000,000	0
Employee Share Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Fortis Common Stock available for ESPP		600,000
Employee Stock Ownership Plan (ESOP), Compensation Expense	$ 1,000,000	$ 1,000,000
ITC Holdings Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Ownership Plan (ESOP), Compensation Expense			$ 1,000,000	$ 1,000,000
Stock Issued During Period, Shares, Employee Stock Ownership Plan			40,219	76,041
Stock Issued During Period, Value, Employee Stock Ownership Plan			$ 1,000,000	$ 2,000,000